Employee Benefit Plans	12 Months Ended
Dec. 31, 2016
Employee Benefit Plans
Employee Benefit Plans

11. Employee Benefit Plans

The Group’s PRC subsidiaries and VIEs are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed $17,727,125, $20,413,820, and $22,350,656 for the years ended December 31, 2014, 2015 and 2016, respectively, for such benefits.